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          [Transamerica Occidental Life Insurance Company Letterhead]



March 12, 2002

VIA EDGAR

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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Separate Account VA-2L
     File No. 811-07042, CIK 0000890041
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA-2L, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios and Transmerica Variable Insurance Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

..  On March 7, 2002, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383);
..  On March 1, 2002, Dreyfus Stock Index Fund filed its annual report with the
   Commission via EDGAR (CIK: 0000846800);
..  On February 28, 2002, The Dreyfus Socially Responsible Growth Fund, Inc.,
   filed its annual report with the Commission via EDGAR (CIK: 0000890064);
..  On March 1, 2002, Dreyfus Investment Portfolios filed its annual report with the Commission via EDGAR (CIK:  0001056707); and
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Securities and Exchange Commission
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March 12, 2002


.. On March 4, 2002, Transamerica Variable Insurance Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001002786).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Occidental Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Vice President